Subsequent events - Somos - Anglo (Predecessor) (Details) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Oct. 11, 2018 BRL (R$) shares R$ / shares	Dec. 31, 2020 BRL (R$) shares	Sep. 28, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Subsequent events
Already granted shares settled (in shares)		411,404
Bonds | R$		R$ 793,341
Somos - Anglo (Predecessor)
Subsequent events
Bonds | R$				R$ 1,600,000	R$ 1,600,000
Somos - Anglo (Predecessor) | Termination of the Share-base compensation plan [Member]
Subsequent events
Already granted shares settled (in shares)	563,302
Already granted shares settled in shares (in shares)	451,825
Already granted shares settled in cash (in shares)	111,477
Number of additionally granted shares liquidated in cash	1,793,053
Average settlement price (in R$ per share) | R$ / shares	R$ 11.51
Gross amount of settlement price (in R$ per share) | R$ / shares	R$ 14.12
Total cost of cash settlement | R$	R$ 47,756
Gross charges for cash settled units (in R$ per share) | R$ / shares	R$ 32.78
Net of tax charges for cash settled units (in R$ per share) | R$ / shares	R$ 23.75
Somos - Anglo (Predecessor) | Capitalization of Bonds [Member]
Subsequent events
Bonds | R$			R$ 1,508,297